Leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest expenses	£ 10	£ 19	£ 28
Land and buildings [member]
IfrsStatementLineItems [Line Items]
At 1 January	297	464	624
Interest expenses	10	19	28
Lease payments	(246)	(186)	(188)
At 31 December	£ 61	£ 297	£ 464